Operating leases - Consolidated balance sheet (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Operating leases
Operating lease right-of-use assets	¥ 2,880	$ 454	¥ 5,039
Operating lease liabilities	147	23	1,636
Non-current operating lease liabilities	0	0	147
Total Lease liabilities	¥ 147	$ 23	¥ 1,783